PORTFOLIO OF INVESTMENTS – as of March 31, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 89.2% of Net Assets
Non-Convertible Bonds – 88.1%
	ABS Car Loan – 7.2%
$ 3,418,847	Ally Auto Receivables Trust, Series 2017-3, Class A3, 1.740%, 9/15/2021	$3,415,882
16,590,000	Ally Auto Receivables Trust, Series 2019-1, Class A3, 2.910%, 9/15/2023	16,872,644
13,085,000	Ally Auto Receivables Trust, Series 2019-4, Class A3, 1.840%, 6/17/2024	13,162,162
7,865,000	American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.890%, 9/12/2025, 144A	7,394,762
1,965,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class D, 4.010%, 7/18/2024	1,594,022
10,515,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024	10,611,263
25,880,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.620%, 3/18/2025	25,760,753
12,340,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.990%, 6/18/2025	12,042,606
3,650,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.910%, 1/15/2025	3,675,032
13,585,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.040%, 8/15/2025	13,839,163
5,811,000	CarMax Auto Owner Trust, Series 2019-2, Class D, 3.410%, 10/15/2025	5,821,825
2,315,000	CarMax Auto Owner Trust, Series 2019-3, Class D, 2.850%, 1/15/2026	2,300,961
4,625,000	CarMax Auto Owner Trust, Series 2020-1, Class D, 2.640%, 7/15/2026	4,228,184
1,800,000	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class C, 3.480%, 10/15/2026, 144A	1,788,317
23,320,000	Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.940%, 6/15/2028, 144A	22,805,521
6,555,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026	6,479,007
16,395,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026	16,243,687
3,700,000	Drive Auto Receivables Trust, Series 2019-2, Class D, 3.690%, 8/17/2026	3,550,294
10,760,000	DT Auto Owner Trust, Series 2019-1A, Class D, 3.870%, 11/15/2024, 144A	10,627,707
3,950,000	DT Auto Owner Trust, Series 2019-2A, Class D, 3.480%, 2/18/2025, 144A	3,682,364
3,400,000	DT Auto Owner Trust, Series 2019-3A, Class D, 2.960%, 4/15/2025, 144A	3,274,212
3,790,000	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025, 144A	3,613,157
4,610,000	Flagship Credit Auto Trust, Series 2019-3, Class D, 2.860%, 12/15/2025, 144A	4,101,680
1,039,126	Ford Credit Auto Owner Trust, Series 2017-B, Class A3, 1.690%, 11/15/2021	1,033,832
12,537,696	Ford Credit Auto Owner Trust, Series 2018-A, Class A3, 3.030%, 11/15/2022	12,535,896

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Car Loan – continued
$ 8,555,000	GLS Auto Receivables Trust, Series 2019-A, Class C, 3.540%, 2/18/2025, 144A	$7,406,160
2,000,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class A3, 3.020%, 5/16/2023	2,023,791
15,645,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.970%, 11/16/2023	15,772,613
6,255,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024	6,256,176
587,718	Honda Auto Receivables Owner Trust, Series 2017-2, Class A3, 1.680%, 8/16/2021	586,287
3,925,000	Honda Auto Receivables Owner Trust, Series 2017-2, Class A4, 1.870%, 9/15/2023	3,919,464
18,000,000	Honda Auto Receivables Owner Trust, Series 2018-4, Class A3, 3.160%, 1/17/2023	18,283,163
5,925,000	Honda Auto Receivables Owner Trust, Series 2019-1, Class A3, 2.830%, 3/20/2023	6,020,392
6,655,000	Nissan Auto Receivables Owner Trust, Series 2019-C, Class A3, 1.930%, 7/15/2024	6,720,635
27,665,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.650%, 4/15/2025	26,103,427
6,995,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025	6,913,821
8,455,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.680%, 10/15/2025	8,035,699
3,139,029	Toyota Auto Receivables Owner Trust, Series 2017-B, Class A3, 1.760%, 7/15/2021	3,135,605
9,447,185	Toyota Auto Receivables Owner Trust, Series 2017-D, Class A3, 1.930%, 1/18/2022	9,443,843
20,139,404	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A3, 2.350%, 5/16/2022	20,173,420
1,224,441	Toyota Auto Receivables Owner Trust, Series 2018-C, Class A2A, 2.770%, 8/16/2021	1,225,527
15,495,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class D, 3.670%, 3/15/2024, 144A	13,723,111

		366,198,067

	ABS Credit Card – 0.8%
8,000,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024	8,243,024
5,945,000	Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.080%, 3/15/2023	5,941,089
6,170,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.990%, 7/17/2023	6,173,701
11,730,000	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.840%, 12/15/2024	12,062,329
7,915,000	Chase Issuance Trust, Series 2015-A4, Class A4, 1.840%, 4/15/2022	7,908,665

		40,328,808

	ABS Home Equity – 5.5%
15,451,000	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.639%, 4/17/2052, 144A	14,140,684

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 503,435	Bayview Opportunity Master Fund IVa Trust, Series 2019-RN2, Class A1, 3.967%, 3/28/2034, 144A(a)	$500,963
3,035,727	Bayview Opportunity Master Fund IVb Trust, Series 2019-RN4, Class A1, 3.278%, 10/28/2034, 144A(a)	2,644,679
5,544,209	Brass PLC, Series 8A, Class A1, 3-month LIBOR + 0.700%, 2.392%, 11/16/2066, 144A(b)	5,473,005
5,330,825	Citigroup Mortgage Loan Trust, Series 2019-B, Class A1, 3.258%, 4/25/2066, 144A(a)	5,255,359
7,603,824	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class A1, 3.500%, 1/25/2066, 144A(a)	7,704,267
2,929,000	Colony American Finance Ltd., Series 2019-3, Class B, 3.163%, 10/15/2052, 144A	2,289,764
2,434,000	CoreVest American Finance Trust, Series 2019-1, Class D, 4.818%, 3/15/2052, 144A	2,057,081
5,493,184	Corevest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	5,212,081
5,667,527	GCAT LLC, Series 2020-1, Class A1, 2.981%, 1/26/2060, 144A(a)	5,568,572
6,002,886	GCAT Trust, Series 2019-3, Class A1, 3.352%, 10/25/2049, 144A(a)	5,952,770
8,699,787	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(a)	8,576,557
846,762	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 2.129%, 8/25/2060, 144A(b)	829,304
1,803,632	Grand Avenue Mortgage Loan Trust, Series 2017-RPL1, Class A1, 3.250%, 8/25/2064, 144A	1,695,324
2,864,668	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/2039, 144A	2,649,586
2,621,863	Home Partners of America Trust, Series 2019-2, Class D, 3.121%, 10/19/2039, 144A	2,320,233
13,693,714	Invitation Homes Trust, Series 2018-SFR3, Class A, 1-month LIBOR + 1.000%, 1.800%, 7/17/2037, 144A(b)	12,700,325
3,050,000	Invitation Homes Trust, Series 2018-SFR4, Class D, 1-month LIBOR + 1.650%, 2.450%, 1/17/2038, 144A(b)	2,511,731
3,792,500	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 3-month LIBOR + 0.770%, 2.453%, 12/22/2069, 144A(b)	3,765,497
7,020,000	Lanark Master Issuer PLC, Series 2019-2A, Class 1A, 2.710%, 12/22/2069, 144A(a)	7,171,730
895,000	Lanark Master Issuer PLC, Series 2020-1A, Class 1A, 2.277%, 12/22/2069, 144A(a)	908,870
9,354,127	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.250%, 11/25/2059, 144A(a)	9,441,082
4,010,879	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, 3.750%, 4/25/2059, 144A(a)	3,918,087
8,187,346	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 2.882%, 10/25/2059, 144A(a)	7,830,706
4,821,070	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069, 144A(a)	4,863,791
11,745,847	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059, 144A(a)	11,421,575
6,002,876	Onslow Bay Financial LLC , Series 2019-EXP3, Class 1A8, 3.500%, 10/25/2059, 144A(a)	5,930,080

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 5,894,231	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072%, 12/26/2059, 144A(a)	$5,635,020
3,148,745	Preston Ridge Partners Mortgage LLC, Series 2019-3A, Class A1, 3.351%, 7/25/2024, 144A(a)	3,107,508
5,373,401	Preston Ridge Partners Mortgage LLC, Series 2019-4A, Class A1, 3.351%, 11/25/2024, 144A(a)	5,198,959
12,731,201	Preston Ridge Partners Mortgage LLC, Series 2020-1A, Class A1, 2.981%, 2/25/2025, 144A(a)	10,061,304
3,708,000	Progress Residential Trust, Series 2017-SFR2, Class E, 4.142%, 12/17/2034, 144A	3,434,046
1,332,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/2035, 144A	1,198,310
2,290,000	Progress Residential Trust, Series 2018-SFR3, Class D, 4.427%, 10/17/2035, 144A	2,198,264
2,830,000	Progress Residential Trust, Series 2019-SFR1, Class D, 4.168%, 8/17/2035, 144A	2,678,899
4,732,000	Progress Residential Trust, Series 2019-SFR2, Class D, 3.794%, 5/17/2036, 144A	4,405,050
3,860,000	Progress Residential Trust, Series 2019-SFR4, Class D, 3.136%, 10/17/2036, 144A	3,467,520
5,372,094	RCO V Mortgage LLC, Series 2019-1, Class A1, 3.721%, 5/24/2024, 144A(a)	5,107,911
2,910,109	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047, 144A(a)	2,912,997
5,708,904	Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.500%, 8/25/2049, 144A(a)	5,683,717
4,930,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057, 144A(a)	4,333,707
3,428,024	Towd Point Mortgage Trust, Series 2015-2, Class 1A13, 2.500%, 11/25/2060, 144A(a)	3,402,594
1,321,638	Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.750%, 2/25/2055, 144A(a)	1,316,308
1,775,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058, 144A(a)	1,522,744
12,015,000	Towd Point Mortgage Trust, Series 2019-2, Class M1, 3.750%, 12/25/2058, 144A(a)	10,191,850
10,522,454	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(a)	10,294,447
3,325,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060, 144A(a)	3,084,360
2,575,000	Tricon American Homes Trust, Series 2019-SFR1, Class D, 3.198%, 3/17/2038, 144A	2,132,002
11,797,820	Vericrest Opportunity Loan Trust, Series 2019-NPL8, Class A1A, 3.278%, 11/25/2049, 144A(a)	10,497,532
11,969,906	Vericrest Opportunity Loan Trust, Series 2019-NPL5, Class A1A, 3.352%, 9/25/2049, 144A(a)	10,087,699
4,428,257	Vericrest Opportunity Loan Trust, Series 2019-NPL9, Class A1A, 3.327%, 11/26/2049, 144A(a)	3,917,473
8,964,755	Vericrest Opportunity Loan Trust, Series 2020-NPL1, Class A1A, 3.228%, 1/25/2050, 144A(a)	7,897,643
5,670,801	Vericrest Opportunity Loan Trust, Series 2020-NPL2, Class A1A, 2.981%, 2/25/2050, 144A(a)	4,658,971

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 11,020,646	Vericrest Opportunity Loan Trust, Series 2020-NPL3, Class A1A, 2.981%, 2/25/2050, 144A(a)	$10,071,691

		281,832,229

	ABS Other – 3.3%
39,262,848	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(c)(d)	37,909,065
12,086,475	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A	8,848,530
2,865,128	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	2,004,252
1,975,000	HPEFS Equipment Trust, Series 2019-1A, Class C, 2.490%, 9/20/2029, 144A	1,935,228
2,975,000	HPEFS Equipment Trust, Series 2020-1A, Class D, 2.260%, 2/20/2030, 144A	2,704,721
7,871,786	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	5,751,567
13,778,016	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	10,357,336
4,008,315	MAPS Ltd., Series 2019-1A, Class A, 4.458%, 3/15/2044, 144A	2,925,257
13,610,000	Mariner Finance Issuance Trust, Series 2018-AA, Class A, 4.200%, 11/20/2030, 144A	12,722,286
4,452,366	Marlette Funding Trust, Series 2019-4A, Class A, 2.390%, 12/17/2029, 144A	4,292,931
1,928,690	Marlette Funding Trust, Series 2019-1A, Class A, 3.440%, 4/16/2029, 144A	1,862,206
8,040,000	OneMain Financial Issuance Trust, Series 2019-1A, Class D, 4.220%, 2/14/2031, 144A	6,802,310
15,292,303	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	10,770,805
890,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day ARS, 4.485%, 9/15/2032(b)	809,900
1,395,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day ARS, 4.225%, 9/15/2032(b)	1,367,602
13,765,000	SoFi Consumer Loan Program Trust, Series 2019-1, Class C, 3.730%, 2/25/2028, 144A	12,099,915
3,659,000	SoFi Consumer Loan Program Trust, Series 2018-1, Class B, 3.650%, 2/25/2027, 144A	3,065,835
6,720,000	SoFi Consumer Loan Program Trust, Series 2018-4, Class C, 4.170%, 11/26/2027, 144A	6,055,154
918,185	SoFi Consumer Loan Program Trust, Series 2019-2, Class A, 3.010%, 4/25/2028, 144A	890,658
6,805,000	SoFi Consumer Loan Program Trust, Series 2019-2, Class C, 3.460%, 4/25/2028, 144A	5,247,482
2,836,660	SoFi Consumer Loan Program Trust, Series 2019-3, Class A, 2.900%, 5/25/2028, 144A	2,748,242
12,755,000	SoFi Consumer Loan Program Trust, Series 2019-3, Class C, 3.350%, 5/25/2028, 144A	10,696,201
7,370,000	SoFi Consumer Loan Program Trust, Series 2019-4, Class C, 2.840%, 8/25/2028, 144A	5,984,166

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Other – continued
$ 12,318,464	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200%, 5/27/2036, 144A	$11,542,172

		169,393,821

	ABS Student Loan – 1.5%
10,620,275	ELFI Graduate Loan Program LLC, Series 2019-A, Class A, 2.540%, 3/25/2044, 144A	10,717,303
9,415,000	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068, 144A	9,268,774
6,910,000	Navient Student Loan Trust, Series 2018-EA, Class A2, 4.000%, 12/15/2059, 144A	7,149,351
744,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 4.459%, 6/15/2032(b)	688,142
549,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day ARS, 4.311%, 6/15/2032(b)	536,483
1,081,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 4.363%, 3/15/2033(b)	1,072,488
741,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 4.477%, 3/15/2033(b)	674,310
2,500,000	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043, 144A	2,590,572
565,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042, 144A	524,324
1,525,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042, 144A	1,620,579
10,385,000	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036, 144A	9,846,901
16,265,000	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037, 144A	15,370,947
771,176	SoFi Professional Loan Program LLC, Series 2018-C, Class A1FX, 3.080%, 1/25/2048, 144A	767,820
9,075,000	SoFi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.690%, 6/15/2048, 144A	8,782,196
8,217,000	SoFi Professional Loan Program LLC, Series 2019-C, Class A2FX, 2.370%, 11/16/2048, 144A	8,209,824

		77,820,014

	ABS Whole Business – 2.0%
10,213,257	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	10,184,671
3,595,000	Adams Outdoor Advertising LP, Series 2018-1, Class B, 5.653%, 11/15/2048, 144A(c)(d)	3,465,529
26,111,625	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	24,594,059
7,242,273	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	6,883,273
2,377,280	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047, 144A	2,301,492
132,975	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.116%, 7/25/2048, 144A	128,390
5,231,335	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	4,951,092

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Whole Business – continued
$ 4,024,913	Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049, 144A	$3,589,498
1,233,038	Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/2048, 144A	1,192,853
3,450,150	Driven Brands Funding LLC, Series 2019-1A, Class A2, 4.641%, 4/20/2049, 144A	3,300,621
4,962,500	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.600%, 7/25/2047, 144A	5,181,402
743,138	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	673,353
17,537,925	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	17,180,585
13,425,063	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318%, 11/25/2048, 144A	13,089,570
3,663,000	Wingstop Funding LLC, Series 2018-1, Class A2, 4.970%, 12/05/2048, 144A	3,522,084

		100,238,472

	Aerospace & Defense – 3.0%
3,780,000	Boeing Co. (The), 2.250%, 6/15/2026	3,330,376
4,874,000	Boeing Co. (The), 2.950%, 2/01/2030	4,568,113
655,000	Boeing Co. (The), 3.100%, 5/01/2026	602,562
3,225,000	Boeing Co. (The), 3.200%, 3/01/2029	2,971,118
235,000	Boeing Co. (The), 3.550%, 3/01/2038	205,936
115,000	Boeing Co. (The), 3.625%, 3/01/2048	99,949
4,535,000	Boeing Co. (The), 3.750%, 2/01/2050	4,138,711
2,981,000	Boeing Co. (The), 3.850%, 11/01/2048	2,684,334
4,795,000	Boeing Co. (The), 3.950%, 8/01/2059	4,303,460
5,825,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	5,140,562
1,020,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	898,630
6,885,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025, 144A	7,087,856
4,245,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030, 144A	4,400,006
650,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	747,500
1,335,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	1,134,486
29,075,000	Textron, Inc., 3.000%, 6/01/2030	27,179,381

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$ 78,795,000	Textron, Inc., 5.950%, 9/21/2021	$80,738,065
225,000	TransDigm, Inc., 5.500%, 11/15/2027, 144A	201,937
2,705,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	2,694,856

		153,127,838

	Airlines – 1.7%
2,811,133	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	2,849,707
7,501,343	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	7,541,609
1,687,628	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	1,348,603
3,782,751	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	3,226,147
1,882,463	American Airlines Pass Through Trust, Series 2015-2, Class B, 4.400%, 3/22/2025	1,593,584
22,651,757	American Airlines Pass Through Trust, Series 2019-1, Class B, 3.850%, 8/15/2029	17,101,171
6,855,000	British Airways Pass Through Trust, Series 2019-1, Class A, 3.350%, 12/15/2030, 144A	7,013,076
1,045,800	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	1,041,366
324,173	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	333,502
999,864	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,053,021
4,442,801	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	4,552,066
858,872	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	558,267
12,013,843	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	11,565,246
24,981,273	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	22,030,485
2,654,461	United Airlines Pass Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	2,539,071

		84,346,921

	Automotive – 2.1%
18,836,000	Cummins, Inc., 5.650%, 3/01/2098	24,194,654
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,394,283
14,000,000	Toyota Motor Credit Corp., 1.950%, 4/17/2020	13,996,929
38,060,000	Toyota Motor Credit Corp., MTN, 2.650%, 4/12/2022	38,417,189
4,750,000	Volkswagen Group of America Finance LLC, 2.500%, 9/24/2021, 144A	4,641,881

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Automotive – continued
$ 12,005,000	Volkswagen Group of America Finance LLC, 2.700%, 9/26/2022, 144A	$11,611,240
7,565,000	ZF North America Capital, Inc., 4.750%, 4/29/2025, 144A	6,345,031

		105,601,207

	Banking – 10.0%
70,000	Ally Financial, Inc., 3.875%, 5/21/2024	63,000
39,613,000	Ally Financial, Inc., 4.625%, 3/30/2025	37,859,332
2,355,000	Ally Financial, Inc., 5.750%, 11/20/2025	2,303,661
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,662,510
49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	50,858,952
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	106,290
25,627,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	26,489,684
4,287,000	Barclays PLC, (fixed rate to 6/20/2029, variable rate thereafter), 5.088%, 6/20/2030	4,479,921
22,500,000	BNP Paribas S.A., (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	24,605,673
460,000	Capital One Financial Corp., 4.200%, 10/29/2025	454,715
1,510,000	CIT Group, Inc., 4.125%, 3/09/2021	1,487,350
1,110,000	CIT Group, Inc., 5.000%, 8/01/2023	1,067,942
491,000	CIT Group, Inc., 5.250%, 3/07/2025	478,725
17,000,000	Citigroup, Inc., 3.500%, 5/15/2023	17,263,917
1,230,000	Citigroup, Inc., 4.125%, 7/25/2028	1,258,599
1,660,000	Citigroup, Inc., 4.500%, 1/14/2022	1,723,356
7,155,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A	7,200,506
17,940,000	Danske Bank A/S, 5.000%, 1/12/2022, 144A	18,421,461
14,200,000	Danske Bank A/S, 5.375%, 1/12/2024, 144A	14,640,931
3,390,000	Danske Bank A/S, (fixed rate to 12/20/2024, variable rate thereafter), 3.244%, 12/20/2025, 144A	3,150,658
13,075,000	Danske Bank A/S, (fixed rate to 9/20/2021, variable rate thereafter), 3.001%, 9/20/2022, 144A	13,016,231
2,640,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,164,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Banking – continued
$ 4,820,000	HSBC Holdings PLC, 4.950%, 3/31/2030(c)(d)	$5,263,432
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	75,542,574
28,715,000	JPMorgan Chase & Co., (fixed rate to 3/24/2030, variable rate thereafter), 4.493%, 3/24/2031	33,194,489
100,000	KeyBank NA, 6.950%, 2/01/2028	120,055
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	6,055,885
36,905,000	Morgan Stanley, (fixed rate to 3/24/2050, variable rate thereafter), 5.597%, 3/24/2051	51,183,513
1,845,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	1,954,355
20,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	21,123,330
15,160,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	13,435,939
20,295,000	Societe Generale S.A., 4.250%, 4/14/2025, 144A	19,741,149
21,340,000	Standard Chartered PLC, 3-month LIBOR + 1.150%, 2.969%, 1/20/2023, 144A(b)	20,584,351
5,900,000	Standard Chartered PLC, (fixed rate to 1/20/2022, variable rate thereafter), 4.247%, 1/20/2023, 144A	5,925,606
11,595,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A	11,882,440
7,580,000	Synchrony Financial, 2.850%, 7/25/2022	7,196,929
3,865,000	Synchrony Financial, 4.375%, 3/19/2024	3,802,085

		507,764,346

	Brokerage – 1.5%
50,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	51,181,272
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	17,253,547
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	8,946,134

		77,380,953

	Building Materials – 0.6%
4,185,000	Cemex SAB de CV, 5.450%, 11/19/2029, 144A	3,414,960
200,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	169,002
23,975,000	Owens Corning, 7.000%, 12/01/2036	27,259,891

		30,843,853

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Cable Satellite – 2.0%
$ 2,826,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	$2,769,480
315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032, 144A	307,188
550,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A	565,180
2,281,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.750%, 2/15/2028	2,291,511
567,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.200%, 3/15/2028	579,831
860,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.050%, 3/30/2029	929,660
18,335,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.800%, 3/01/2050	19,078,913
6,695,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.750%, 4/01/2048	7,591,346
10,320,000	Cox Communications, Inc., 4.500%, 6/30/2043, 144A	10,013,891
5,820,000	Cox Communications, Inc., 4.700%, 12/15/2042, 144A	5,724,283
240,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	242,030
2,360,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	2,545,236
745,000	CSC Holdings LLC, 7.750%, 7/15/2025, 144A	774,800
470,000	Sirius XM Radio, Inc., 4.625%, 7/15/2024, 144A	477,017
2,416,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	2,451,998
455,000	Sirius XM Radio, Inc., 5.375%, 4/15/2025, 144A	459,546
865,000	Sirius XM Radio, Inc., 5.375%, 7/15/2026, 144A	882,214
200,000	Sirius XM Radio, Inc., 5.500%, 7/01/2029, 144A	204,000
13,630,000	Time Warner Cable LLC, 4.125%, 2/15/2021	13,670,290
10,391,000	Time Warner Cable LLC, 4.500%, 9/15/2042	9,756,795
15,815,000	Time Warner Cable LLC, 5.500%, 9/01/2041	16,520,012
800,000	Videotron Ltd., 5.000%, 7/15/2022	798,000
2,185,000	Virgin Media Secured Finance PLC, 5.500%, 8/15/2026, 144A	2,217,775

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Cable Satellite – continued
$ 1,600,000	Ziggo BV, 5.500%, 1/15/2027, 144A	$1,600,000

		102,450,996

	Chemicals – 0.8%
27,205,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	28,599,602
3,740,000	FMC Corp., 3.450%, 10/01/2029	3,532,353
2,075,000	FMC Corp., 4.500%, 10/01/2049	2,003,172
8,145,000	LYB International Finance III LLC, 4.200%, 10/15/2049	7,987,205

		42,122,332

	Consumer Cyclical Services – 0.0%
1,205,000	eBay, Inc., 4.000%, 7/15/2042	1,130,499
103,000	IHS Markit Ltd., 4.250%, 5/01/2029	103,510

		1,234,009

	Consumer Products – 0.2%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	8,116,132

	Diversified Manufacturing – 0.1%
895,000	Carrier Global Corp., 2.722%, 2/15/2030, 144A	824,683
590,000	Carrier Global Corp., 3.577%, 4/05/2050, 144A	505,374
5,305,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 2.131%, 5/13/2024(b)	4,579,974

		5,910,031

	Electric – 2.4%
35,000	AES Corp. (The), 4.500%, 3/15/2023	34,300
195,000	AES Corp. (The), 4.875%, 5/15/2023	187,685
1,850,000	AES Corp. (The), 5.125%, 9/01/2027	1,854,588
585,000	AES Corp. (The), 5.500%, 4/15/2025	571,627
200,000	AES Corp. (The), 6.000%, 5/15/2026	197,000
20,316,424	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	23,762,118
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	14,020,602
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	10,819,268

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Electric – continued
$ 21,030,000	FirstEnergy Corp., Series C, 3.400%, 3/01/2050	$19,851,583
8,056,000	NRG Energy, Inc., 4.450%, 6/15/2029, 144A	8,150,515
1,435,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	1,478,050
4,437,000	NRG Energy, Inc., 5.750%, 1/15/2028	4,525,740
40,460,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	36,017,364

		121,470,440

	Finance Companies – 1.6%
815,000	Air Lease Corp., 3.250%, 10/01/2029	652,849
1,576,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	1,138,200
12,430,000	Aircastle Ltd., 4.125%, 5/01/2024	10,905,847
20,595,000	Aircastle Ltd., 4.400%, 9/25/2023	19,695,299
8,160,000	Aircastle Ltd., 5.000%, 4/01/2023	7,966,627
6,700,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	6,901,017
3,460,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	3,692,099
18,830,000	International Lease Finance Corp., 4.625%, 4/15/2021	17,384,074
155,000	Navient Corp., 5.000%, 3/15/2027	133,253
35,000	Navient Corp., 6.500%, 6/15/2022	34,265
370,000	Navient Corp., 7.250%, 9/25/2023	358,922
165,000	Navient Corp., MTN, 7.250%, 1/25/2022	159,113
7,805,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	7,631,729
6,392,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	6,360,040

		83,013,334

	Financial Other – 0.1%
2,415,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	2,221,100
3,182,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	2,939,372

		5,160,472

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Food & Beverage – 2.2%
$ 2,040,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	$2,221,894
6,002,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 4/15/2048	6,349,842
13,750,000	General Mills, Inc., 2.600%, 10/12/2022	13,853,292
8,595,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	8,680,950
4,910,000	JBS USA LUX S.A./JBS USA Finance, Inc., 6.750%, 2/15/2028, 144A	5,241,425
10,660,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.500%, 1/15/2030, 144A	11,006,450
10,465,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	9,496,988
9,535,000	PepsiCo, Inc., 1.700%, 10/06/2021	9,763,126
45,980,000	PepsiCo, Inc., 2.000%, 4/15/2021	46,077,110

		112,691,077

	Government Owned - No Guarantee – 0.1%
6,130,000	Petrobras Global Finance BV, 6.900%, 3/19/2049	5,953,763

	Health Insurance – 0.5%
27,570,000	Anthem, Inc., 2.500%, 11/21/2020	27,470,569
565,000	Centene Corp., 4.625%, 12/15/2029, 144A	567,825

		28,038,394

	Healthcare – 3.0%
19,420,000	Cigna Corp., 4.375%, 10/15/2028	20,841,440
1,261,000	Cigna Corp., 7.875%, 5/15/2027, 144A	1,591,975
7,210,000	CVS Health Corp., 3.250%, 8/15/2029	7,014,595
10,120,000	CVS Health Corp., 3.750%, 4/01/2030	10,420,110
13,765,000	CVS Health Corp., 4.100%, 3/25/2025	14,561,063
685,000	Encompass Health Corp., 4.750%, 2/01/2030	671,300
23,120,000	HCA, Inc., 4.500%, 2/15/2027	23,787,212
24,240,000	HCA, Inc., 5.250%, 4/15/2025	25,422,221
4,580,000	HCA, Inc., 5.250%, 6/15/2026	4,803,360
17,055,000	HCA, Inc., 5.250%, 6/15/2049	18,183,072

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Healthcare – continued
$ 4,806,000	HCA, Inc., 7.050%, 12/01/2027	$4,950,180
1,592,000	HCA, Inc., 7.500%, 11/06/2033	1,592,000
1,295,000	HCA, Inc., 7.690%, 6/15/2025	1,333,850
2,480,000	HCA, Inc., MTN, 7.580%, 9/15/2025	2,554,400
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,068,000
13,275,000	Rede D’or Finance S.a.r.l., 4.500%, 1/22/2030, 144A	11,516,062

		152,310,840

	Home Construction – 0.1%
2,450,000	Lennar Corp., 4.750%, 11/29/2027	2,443,875
560,000	Lennar Corp., 4.875%, 12/15/2023	548,800
55,000	Lennar Corp., 5.000%, 6/15/2027	50,325

		3,043,000

	Independent Energy – 1.6%
3,195,000	Aker BP ASA, 3.000%, 1/15/2025, 144A	2,536,187
9,925,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	7,420,787
27,295,000	Continental Resources, Inc., 3.800%, 6/01/2024	14,040,501
15,575,000	Continental Resources, Inc., 4.375%, 1/15/2028	7,199,351
20,900,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	14,210,383
10,475,000	Hess Corp., 4.300%, 4/01/2027	7,586,113
21,000,000	Newfield Exploration Co., 5.625%, 7/01/2024	11,269,483
6,090,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	3,221,041
21,620,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	12,053,150
1,885,000	Viper Energy Partners LP, 5.375%, 11/01/2027, 144A	1,583,400
60,000	Whiting Petroleum Corp., 6.250%, 4/01/2023(c)(d)(e)	5,210

		81,125,606

	Integrated Energy – 2.9%
55,470,000	Chevron Corp., 2.100%, 5/16/2021	55,488,302

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Integrated Energy – continued
$ 32,490,000	Exxon Mobil Corp., 4.327%, 3/19/2050	$39,767,165
52,303,000	Shell International Finance BV, 1.875%, 5/10/2021	52,072,147

		147,327,614

	Life Insurance – 3.3%
6,330,000	AIA Group Ltd., 3.375%, 4/07/2030, 144A	6,357,634
5,653,000	American International Group, Inc., 4.200%, 4/01/2028	5,824,931
1,475,000	American International Group, Inc., 4.875%, 6/01/2022	1,513,957
8,255,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	8,009,666
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	15,978,686
5,895,000	Metropolitan Life Global Funding I, 3-month LIBOR + 0.230%, 2.102%, 1/08/2021, 144A(b)	5,832,336
30,030,000	Metropolitan Life Global Funding I, 3.375%, 1/11/2022, 144A	30,494,053
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	12,649,608
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(c)(d)	47,890,255
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(c)(d)	9,248,706
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	4,149,966
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	22,771,269

		170,721,067

	Media Entertainment – 1.5%
3,115,000	Fox Corp., 3.050%, 4/07/2025	3,110,141
5,045,000	Fox Corp., 3.500%, 4/08/2030	5,034,860
245,000	Netflix, Inc., 4.875%, 4/15/2028	252,350
2,625,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	2,664,769
870,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	902,755
2,700,000	ViacomCBS, Inc., 4.200%, 6/01/2029	2,594,369
4,275,000	ViacomCBS, Inc., 4.375%, 3/15/2043	3,788,582
24,070,000	ViacomCBS, Inc., 4.750%, 5/15/2025	24,182,382
1,180,000	ViacomCBS, Inc., 4.900%, 8/15/2044	1,046,908

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Media Entertainment – continued
$ 18,215,000	ViacomCBS, Inc., 4.950%, 1/15/2031	$17,927,818
1,180,000	ViacomCBS, Inc., 5.850%, 9/01/2043	1,209,012
9,345,000	Walt Disney Co. (The), 4.700%, 3/23/2050	12,211,647

		74,925,593

	Metals & Mining – 3.5%
34,334,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	34,008,621
8,785,000	Anglo American Capital PLC, 4.750%, 4/10/2027, 144A	8,576,025
47,920,000	ArcelorMittal S.A., 6.750%, 3/01/2041	47,140,399
19,365,000	ArcelorMittal S.A., 7.000%, 10/15/2039	19,688,207
7,688,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	6,966,635
39,092,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	35,630,613
11,700,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	10,755,420
7,375,000	Minera Mexico S.A. de CV, 4.500%, 1/26/2050, 144A	6,264,620
8,986,000	Steel Dynamics, Inc., 3.450%, 4/15/2030	8,131,966

		177,162,506

	Midstream – 3.2%
22,495,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029, 144A	16,804,886
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	311,805
7,000,000	Energy Transfer Operating LP, 4.950%, 6/15/2028	5,790,115
36,405,000	Energy Transfer Operating LP, 5.250%, 4/15/2029	30,189,380
3,115,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	1,136,041
35,850,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047(c)(d)	11,823,330
7,695,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	2,597,062
26,650,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	14,809,405
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	14,512,117
85,000	Kinder Morgan Energy Partners LP, 5.000%, 8/15/2042	79,189
3,105,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	3,095,576

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Midstream – continued
$ 7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	$7,511,696
375,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	358,530
14,040,000	MPLX LP, 4.250%, 12/01/2027, 144A	11,340,773
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	84,619
225,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	193,443
40,610,000	Sunoco Logistics Partners Operations LP, 4.000%, 10/01/2027	32,024,136
8,405,000	Williams Cos., Inc. (The), 3.350%, 8/15/2022	8,044,736

		160,706,839

	Mortgage Related – 0.0%
1,446	FNMA, 6.000%, 7/01/2029	1,628

	Non-Agency Commercial Mortgage-Backed Securities – 0.8%
405,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.537%, 12/10/2044(a)	388,956
3,205,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 1-month LIBOR + 3.600%, 4.305%, 1/15/2034, 144A(b)	2,745,543
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	10,386,071
5,095,000	DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.530%, 10/10/2034, 144A(a)	4,168,578
9,406,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.549%, 3/05/2033, 144A(a)	7,102,561
3,456,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.488%, 6/15/2044, 144A(a)(f)(g)	2,419,200
6,706,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 4.889%, 5/10/2063, 144A(a)(c)(d)	5,624,558
3,557,000	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.663%, 2/15/2044, 144A(a)	3,438,816
2,125,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.681%, 3/15/2044, 144A(a)	1,692,692
1,746,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.813%, 6/15/2045(a)	1,637,066
865,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.813%, 6/15/2045, 144A(a)	635,196

		40,239,237

	Paper – 0.3%
16,595,000	Weyerhaeuser Co., 4.000%, 4/15/2030	16,685,442

	Pharmaceuticals – 1.2%
27,550,000	Gilead Science, Inc., 2.550%, 9/01/2020	27,632,140

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Pharmaceuticals – continued
$ 12,646,000	Mylan NV, 5.250%, 6/15/2046	$12,067,851
2,459,000	Mylan, Inc., 5.200%, 4/15/2048	2,204,780
2,764,000	Mylan, Inc., 5.400%, 11/29/2043	2,755,762
9,335,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	8,596,415
8,000,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	6,738,800
1,025,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	735,438

		60,731,186

	Property & Casualty Insurance – 0.1%
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	3,007,736
3,159,000	Sirius International Group Ltd., 4.600%, 11/01/2026, 144A	3,119,007

		6,126,743

	REITs - Health Care – 0.1%
5,972,000	Welltower, Inc., 6.500%, 3/15/2041	7,071,966

	REITs - Mortgage – 0.3%
12,311,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	9,725,690
8,565,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 3/15/2022, 144A	7,665,675

		17,391,365

	Restaurants – 0.4%
5,800,000	McDonald’s Corp., MTN, 3.600%, 7/01/2030	6,089,599
8,695,000	McDonald’s Corp., MTN, 3.625%, 9/01/2049	8,772,783
2,065,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	1,941,100
1,890,000	Yum! Brands, Inc., 7.750%, 4/01/2025, 144A	1,984,500

		18,787,982

	Retailers – 1.2%
9,720,000	AutoZone, Inc., 3.625%, 4/15/2025	9,853,134
14,585,000	AutoZone, Inc., 4.000%, 4/15/2030	14,906,464
1,207,424	CVS Pass Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	1,299,116
386,333	CVS Pass-Through Trust, 5.773%, 1/10/2033, 144A	440,949

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Retailers – continued
$ 420,778	CVS Pass-Through Trust, 6.036%, 12/10/2028	$470,746
11,515,525	CVS Pass-Through Trust, Series 2013, 4.704%, 1/10/2036, 144A	13,105,473
8,320,000	Lowe’s Cos., Inc., 4.500%, 4/15/2030	9,168,847
2,190,000	Lowe’s Cos., Inc., 5.125%, 4/15/2050	2,644,091
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,773,938
3,755,000	PVH Corp., 7.750%, 11/15/2023	3,905,200

		63,567,958

	Supermarkets – 0.0%
325,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	414,429

	Technology – 4.5%
27,985,000	Avnet, Inc., 4.625%, 4/15/2026	27,874,509
26,185,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.000%, 1/15/2022	25,893,561
2,646,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	2,527,905
3,465,000	Broadcom, Inc., 4.250%, 4/15/2026, 144A	3,406,466
30,750,000	Broadcom, Inc., 4.750%, 4/15/2029, 144A	31,191,342
27,558,000	Cisco Systems, Inc., 1.850%, 9/20/2021	27,745,477
2,455,000	CommScope, Inc., 6.000%, 3/01/2026, 144A	2,451,318
13,560,000	Equifax, Inc., 3.600%, 8/15/2021	13,521,095
17,195,000	Equinix, Inc., 3.200%, 11/18/2029	15,989,630
7,440,000	Jabil, Inc., 4.700%, 9/15/2022	7,418,848
16,735,000	KLA Corp., 5.650%, 11/01/2034	19,359,587
14,428,000	Micron Technology, Inc., 4.663%, 2/15/2030	15,068,968
10,622,000	Micron Technology, Inc., 5.327%, 2/06/2029	11,601,043
435,000	Open Text Corp., 3.875%, 2/15/2028, 144A	410,679
1,015,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	954,354
5,000,000	Oracle Corp., 2.800%, 7/08/2021	5,072,203

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Technology – continued
$ 9,875,000	Oracle Corp., 3.600%, 4/01/2050	$9,875,249
970,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	1,010,944
9,135,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	9,633,359

		231,006,537

	Transportation Services – 0.2%
6,875,000	United Parcel Service, Inc., 5.300%, 4/01/2050	9,006,634

	Treasuries – 7.5%
1,500,000	U.S. Treasury Bond, 2.375%, 11/15/2049	1,868,789
81,575,000	U.S. Treasury Bond, 3.000%, 8/15/2048	113,312,774
111,500,000	U.S. Treasury Bond, 3.000%, 2/15/2049	155,346,504
42,565,000	U.S. Treasury Note, 1.375%, 1/31/2022	43,469,506
67,000,000	U.S. Treasury Note, 1.500%, 11/30/2021	68,431,602

		382,429,175

	Wireless – 0.8%
375,000	Bharti Airtel Ltd., 4.375%, 6/10/2025	346,951
3,725,000	Crown Castle International Corp., 3.300%, 7/01/2030	3,694,418
22,660,000	Crown Castle International Corp., 3.650%, 9/01/2027	22,949,170
6,615,000	Crown Castle International Corp., 4.000%, 3/01/2027	6,812,105
730,000	Crown Castle International Corp., 4.150%, 7/01/2050	721,970
610,000	Sprint Capital Corp., 6.875%, 11/15/2028	696,742
1,030,000	Sprint Communications, Inc., 7.000%, 8/15/2020	1,030,618
1,545,000	Sprint Corp., 7.250%, 9/15/2021	1,592,431
980,000	T-Mobile USA, Inc., 4.500%, 2/01/2026	1,002,050

		38,846,455

	Wirelines – 2.4%
61,415,000	AT&T, Inc., 4.300%, 2/15/2030	65,952,412
435,000	AT&T, Inc., 4.350%, 6/15/2045	459,379

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Wirelines – continued
$ 3,105,000	AT&T, Inc., 4.500%, 3/09/2048	$3,362,481
7,980,000	AT&T, Inc., 4.850%, 3/01/2039	8,949,453
857,000	Level 3 Financing, Inc., 4.625%, 9/15/2027, 144A	851,772
2,070,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	2,080,350
2,095,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,074,050
952,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	985,320
27,220,000	Telefonica Emisiones S.A., 5.520%, 3/01/2049	32,518,373
3,880,000	Verizon Communications, Inc., 4.000%, 3/22/2050	4,588,626

		121,822,216

	Total Non-Convertible Bonds (Identified Cost $4,437,540,470)	4,492,489,527

Convertible Bonds – 0.9%
	Cable Satellite – 0.3%
9,050,000	DISH Network Corp., 2.375%, 3/15/2024	7,172,125
6,995,000	DISH Network Corp., 3.375%, 8/15/2026	5,678,901

		12,851,026

	Diversified Manufacturing – 0.1%
5,165,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	3,938,312

	Electric – 0.0%
2,035,000	NRG Energy, Inc., 2.750%, 6/01/2048	1,938,338

	Healthcare – 0.1%
3,270,000	Illumina, Inc., 0.010%, 8/15/2023	3,129,587

	Independent Energy – 0.0%
6,390,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(c)(d)(f)	191,700

	Pharmaceuticals – 0.3%
14,075,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	14,749,651

	Technology – 0.1%
1,210,000	Akamai Technologies, Inc., 0.375%, 9/01/2027, 144A	1,205,103

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Convertible Bonds – continued
	Technology – continued
$ 1,690,000	Microchip Technology, Inc., 1.625%, 2/15/2027	$1,734,521
3,875,000	Palo Alto Networks, Inc., 0.750%, 7/01/2023	3,740,124
733,000	Proofpoint, Inc., 0.250%, 8/15/2024, 144A	688,103

		7,367,851

	Total Convertible Bonds (Identified Cost $53,635,399)	44,166,465
Municipals – 0.2%
	Michigan – 0.1%
1,575,000	Michigan Tobacco Settlement Finance Authority, Series A, 7.309%, 6/01/2034	1,557,029

	Virginia – 0.1%
7,595,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	6,561,549

	Total Municipals (Identified Cost $8,906,251)	8,118,578

	Total Bonds and Notes (Identified Cost $4,500,082,120)	4,544,774,570

Collateralized Loan Obligations – 2.1%
2,905,000	Atrium XII, Series 12A, Class AR, 3-month LIBOR + 0.830%, 2.632%, 4/22/2027, 144A(b)	2,845,976
125,670	Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3-month LIBOR + 1.100%, 2.894%, 4/25/2026, 144A(b)	124,781
7,164,023	CVP Cascade CLO Ltd., Series 2014-2A, Class A1R, 3-month LIBOR + 1.200%, 3.019%, 7/18/2026, 144A(b)	7,102,744
6,715,989	Elevation CLO Ltd., Series 2015-4A, Class AR, 3-month LIBOR + 0.990%, 2.809%, 4/18/2027, 144A(b)	6,648,817
1,583,709	Flatiron CLO Ltd., Series 2015-1A, Class AR, 3-month LIBOR + 0.890%, 2.721%, 4/15/2027, 144A(b)	1,543,562
196,347	Galaxy XXIX CLO Ltd., Series 2018-29A, Class A, 3-month LIBOR + 0.790%, 2.482%, 11/15/2026, 144A(b)	189,860
5,490,000	Halcyon Loan Advisors Funding, Series 2014-3A, Class B1R, 3-month LIBOR + 1.700%, 3.502%, 10/22/2025, 144A(b)	4,827,918
3,255,922	Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class A1BR, 3-month LIBOR + 1.180%, 2.975%, 4/28/2025, 144A(b)	3,252,533
10,107,539	Jamestown CLO VII Ltd., Series 2015-7A, Class A1R, 3-month LIBOR + 0.830%, 2.624%, 7/25/2027, 144A(b)	9,784,560
716,840	Limerock CLO III LLC, Series 2014-3A, Class A1R, 3-month LIBOR + 1.200%, 3.019%, 10/20/2026, 144A(b)	711,238
7,275,000	Marble Point CLO XIV Ltd., Series 2018-2A, Class A1, 3-month LIBOR + 1.330%, 3.149%, 1/20/2032, 144A(b)	6,743,043
13,008,422	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 3-month LIBOR + 0.820%, 2.668%, 10/13/2027, 144A(b)	12,593,314
12,403,407	OCP CLO Ltd., Series 2015-10A, Class A1R, 3-month LIBOR + 0.820%, 2.614%, 10/26/2027, 144A(b)	12,018,113

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations – continued
$ 1,935,054	OFSI Fund VII Ltd., Series 2014-7A, Class AR, 3-month LIBOR + 0.900%, 2.719%, 10/18/2026, 144A(b)	$1,928,549
11,214,564	Parallel Ltd., Series 2015-1A, Class AR, 3-month LIBOR + 0.850%, 2.669%, 7/20/2027, 144A(b)	10,867,176
5,082,250	Recette CLO Ltd., Series 2015-1A, Class AR, 3-month LIBOR + 0.920%, 2.739%, 10/20/2027, 144A(b)	4,928,789
4,921,878	Venture XII CLO Ltd., Series 2012-12A, Class ARR, 3-month LIBOR + 0.800%, 2.413%, 2/28/2026, 144A(b)	4,760,226
3,451,336	Venture XX CLO Ltd., Series 2015-20A, Class AR, 3-month LIBOR + 0.820%, 2.651%, 4/15/2027, 144A(b)	3,343,455
7,468,430	Venture XXI CLO Ltd., Series 2015-21A, Class AR, 3-month LIBOR + 0.880%, 2.711%, 7/15/2027, 144A(b)	7,249,033
352,021	Voya CLO Ltd., Series 2014-3A, Class A1R, 3-month LIBOR + 0.720%, 2.514%, 7/25/2026, 144A(b)	346,845
5,865,554	West CLO Ltd., Series 2014-1A, Class A1R, 3-month LIBOR + 0.920%, 2.739%, 7/18/2026, 144A(b)	5,825,881
	Total Collateralized Loan Obligations (Identified Cost $110,522,993)	107,636,413

Shares
Preferred Stocks – 0.3%
	Electric – 0.1%
49,278	NextEra Energy, Inc., 5.279%	2,172,667

	Food & Beverage – 0.2%
138,889	Bunge Ltd., 4.875%	12,119,454

	Independent Energy – 0.0%
40,860	Chesapeake Energy Corp., 5.000%(c)(d)	196,124

	Total Preferred Stocks (Identified Cost $19,706,807)	14,488,245

Principal Amount (‡)
Short-Term Investments – 8.3%
2,690,358,211	Central Bank of Iceland, 0.000%, (ISK)(b)(c)(d)(h)	18,981,608
405,986,692

Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $405,986,692 on 4/01/2020 collateralized by $1,445,000 U.S. Treasury Inflation Indexed Note, 3.875% due 4/15/2029 valued at $3,105,384; $93,195,000 U.S. Treasury Inflation Indexed Note, 2.500% due 1/15/2029 valued at $138,940,325; $153,790,000 U.S. Treasury Inflation Indexed Note, 0.625% due 4/15/2023 valued at $161,784,773; $50,000,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $54,880,150; $50,000,000 U.S. Treasury Note, 2.125% due 5/15/2025 valued at $54,724,200; $640,000 U.S. Treasury Note, 1.500% due 9/30/2024 valued at $672,600 including accrued interest(i)

		405,986,692

	Total Short-Term Investments (Identified Cost $427,884,447)	424,968,300

	Total Investments – 99.9% (Identified Cost $5,058,196,367)	5,091,867,528
	Other assets less liabilities – 0.1%	4,115,307

	Net Assets – 100.0%	$5,095,982,835

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of March 31, 2020, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$140,599,517	2.8%	$ 2,419,200	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2020 is disclosed.

(b)	Variable rate security. Rate as of March 31, 2020 is disclosed.
(c)	Illiquid security.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2020, the value of these securities amounted to $140,599,517 or 2.8% of net assets.
(e)	Non-income producing security.
(f)	Level 3 security. Value has been determined using significant unobservable inputs.
(g)	Fair valued by the Fund’s adviser. At March 31, 2020, the value of this security amounted to $2,419,200 or less than 0.1% of net assets.
(h)	Security callable by issuer at any time. No specified maturity date.
(i)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of Rule 144A holdings amounted to $1,664,910,570 or 32.7% of net assets.
ABS	Asset-Backed Securities
ARS	Auction Rate Security
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SLM	Sallie Mae
ISK	Icelandic Krona

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At March 31, 2020, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Market Value	Unrealized Appreciation (Depreciation)
CDX.HY Series 34 500, 5-Year	5.00%	6/20/2025	6.56	131,700,000	$(8,029,562)	$(267,407)
CDX.HY Series 34 500, 5-Year	5.00%	6/20/2025	6.56	111,300,000	(7,145,460)	(2,261,073)

Total					$(15,175,022)	$(2,528,480)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^

Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Non-Agency Commercial Mortgage-Backed Securities	$—	$37,820,037	$2,419,200	(a)	$40,239,237
All Other Non-Convertible Bonds*	—	4,452,250,290	—		4,452,250,290

Total Non-Convertible Bonds	—	4,490,070,327	2,419,200		4,492,489,527

Convertible Bonds
Independent Energy	—	—	191,700	(b)	191,700
All Other Convertible Bonds*	—	43,974,765	—		43,974,765

Total Convertible Bonds	—	43,974,765	191,700		44,166,465

Municipals*	—	8,118,578	—		8,118,578

Total Bonds and Notes	—	4,542,163,670	2,610,900		4,544,774,570

Collateralized Loan Obligations*		107,636,413			107,636,413
Preferred Stocks
Food & Beverage	—	12,119,454	—		12,119,454
Independent Energy	—	196,124	—		196,124
Electric	2,172,667	—	—		2,172,667

Total Preferred Stocks	2,172,667	12,315,578	—		14,488,245

Short-Term Investments	—	424,968,300	—		424,968,300

Total	$2,172,667	$5,087,083,961	$2,610,900		$5,091,867,528

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	$—	$(2,528,480)	$—	$(2,528,480)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2019 and/or March 31, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2020
Bonds and Notes
Non-Convertible Bonds
Non-Agency Commercial Mortgage-Backed Securities	$—	$—	$—	$(940,599)	$—	$—	$3,359,799	$—	$2,419,200	$(940,599)
Convertible Bonds
Independent Energy	—	7,625	—	(2,860,019)	—	—	3,044,094	—	191,700	(2,860,019)
Preferred Stocks
Independent Energy	721,179	—	—	—	—	—	—	(721,179)	—	—

Total	$721,179	$7,625	$—	$(3,800,618)	$—	$—	$6,403,893	$(721,179)	$2,610,900	$(3,800,618)

A debt security valued at $3,359,799 was transferred from Level 2 to Level 3 during the period ended March 31, 2020. At December 31, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price the security.

A debt security valued at $3,044,094 was transferred from Level 2 to Level 3 during the period ended March 31, 2020. At December 31, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A preferred stock valued at $721,179 was transferred from Level 3 to Level 2 during the period ended March 31, 2020. At December 31, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At March 31, 2020, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include swap agreements.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the period ended March 31, 2020, the Fund engaged in credit default swap transactions (as a protection buyer) to hedge its credit exposure.

The following is a summary of derivative instruments for the Fund, as of March 31, 2020:

Liabilities	Swap agreements at value
Exchange-traded/cleared liability derivatives
Credit contracts	$(15,175,022)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of March 31, 2020:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$23,751,157	$23,751,157

Industry Summary at March 31, 2020 (Unaudited)

Banking	10.0%
Treasuries	7.5
ABS Car Loan	7.2
ABS Home Equity	5.5
Technology	4.6
Metals & Mining	3.5
Life Insurance	3.3
ABS Other	3.3
Midstream	3.2
Healthcare	3.1
Aerospace & Defense	3.0
Integrated Energy	2.9
Electric	2.5
Food & Beverage	2.4
Wirelines	2.4
Cable Satellite	2.3
Automotive	2.1
ABS Whole Business	2.0
Other Investments, less than 2% each	18.7
Short-Term Investments	8.3
Collateralized Loan Obligations	2.1

Total Investments	99.9
Other assets less liabilities (including swap agreements)	0.1

Net Assets	100.0%